Equity Dividends - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividends [line items]
Dividend payables	£ 643
RELX PLC [member]
Disclosure of dividends [line items]
Final dividend	£ 0.321	£ 0.297	£ 0.277
Interim dividend	0.136	0.136	0.124
Total dividends	0.457	0.433	0.401
Final dividend proposed	0.334	0.321	0.297
Dividend proposed	£ 0.470	£ 0.457	£ 0.421	£ 0.394	£ 0.3595